Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,700,000
Previously Paid Amount	0.00
Total Fee Amount	510.97
Total Offset Amount	0.00
Net Fee	510.97
Narrative - Max Aggregate Offering Price	$ 3,700,000
Final Prospectus	true